DERIVATIVE LIABILITIES - Sensitivity (Details) - Recurring fair value measurement - Level 3 of fair value hierarchy	Sep. 30, 2019 USD ($)
Disclosure of derivative liabilities
Sensitivity analysis of fair value, increase in derivative warrants, impact of 10 percent increase in market price	$ 4,945
Sensitivity analysis of fair value, Decrease in derivative warrants, impact of 10 percent Decrease in market price	4,316
Sensitivity analysis of fair value, increase in derivative warrants, impact of 10 percent increase in volatility	14,343
Sensitivity analysis of fair value, Decrease in derivative warrants, impact of 10 percent Decrease in volatility	$ 9,569